VARIABLE INTEREST ENTITY (“VIE”) (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SCHEDULE OF VARIABLE INTEREST ENTITY

The carrying amount of the VIE’s assets and liabilities were as follows:

	June 30, 2021	December 31, 2020

Current assets	$28,508	$48,717
Other assets	7,985	-
Current liabilities	(51,028)	(53,573)
Net deficit	$(14,535)	$(4,856)

	June 30, 2021	December 31, 2020

Current assets:
Cash and cash equivalents	$23,526	$37,387
Prepaid taxes	4,982	11,330
Total current assets	28,508	48,717

Other asset – Deferred tax asset	7,985	-
Total assets	$36,493	$48,717

Current liabilities:
Accounts payable – intercompany	$50,048	$51,669
Other payables and accrued liabilities	980	1,904
Total current liabilities	51,028	53,573

Net deficit	$(14,535)	$(4,856)

The summarized operating results of the VIE’s are as follows:

	For the three months ended			For the six months ended
	June 30, 2021		June 30, 2020	June 30, 2021	June 30, 2020

Operating revenues	$		$129,492	$-	$129,492
Gross profit	$		$1,373	$-	$1,373
Loss from operations		$(5,019)	$(3,749)	$(11,967)	$(3,749)
Net income (loss)		$1,912	$(18,139)	$(9,949)	$(18,139)

The carrying amount of the VIE’s assets and liabilities were as follows:

December 31, 2020

Current assets	$48,717
Current liabilities	(53,573)
Net deficit	$(4,856)

December 31, 2020
Current asset:
Cash and cash equivalents	$37,387
Prepaid taxes	11,330
Total current assets	$48,717

Current liabilities:
Other payables and accrued liabilities	$1,904
Other payables – intercompany	51,669
Total current liabilities	$53,573

AGAPE ATP CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)

3. VARIABLE INTEREST ENTITY (“VIE”) (CONT’D)

The summarized operating results of the VIE’s are as follows:

For the Year Ended December 31, 2020

Operating revenues	$346,907
Gross profit	$4,442
Loss from operations	$(10,752)
Net loss	$(24,014)

Superior Living SDN. BHD. [Member]
SCHEDULE OF VARIABLE INTEREST ENTITY

The carrying amount of the VIE’s assets and liabilities were as follows:

	March 31, 2020	December 31, 2019

Current assets	$514,203	$572,469
Current liabilities	(495,419)	(547,627)
Net assets	$18,784	$24,842

	March 31, 2020	December 31, 2019

Current liabilities:
Accounts payable	$491,628	$520,786
Other payables and accrued liabilities	3,408	4,896
Other payables - related party	346	993
Customer deposits	-	20,912
Taxes payable	37	40
Total current liabilities	$495,419	$547,627

The summarized operating results of the VIE’s are as follows:

	For the Three Months Ended March 31, 2020	For the Three Months Ended March 31, 2019

Operating revenues	$9,581	$448,401
Gross profit (loss)	$190	$(1,755)
Loss from operations	$(4,770)	$(7,133)
Net loss	$(4,803)	$(14,168)

SCHEDULE OF VARIABLE INTEREST ENTITY

The carrying amount of the VIE’s assets and liabilities were as follows:

	December 31, 2019	December 31, 2018

Current assets	$572,469	$243,766
Current liabilities	(547,627)	(216,187)
Net assets	$24,842	$27,579

	December 31, 2019	December 31, 2018

Current liabilities:
Accounts payable	$520,786	$-
Other payables and accrued liabilities	4,896	978
Other payables - related party	993	984
Customer deposits	20,912	214,199
Taxes payable	40	26
Total current liabilities	$547,627	$216,187

The summarized operating results of the VIE’s are as follows:

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018

Operating revenues	$1,382,516	$883,216
Gross profit	$47,800	$138,508
Income from operations	$26,613	$119,849
Net income (loss)	$(2,956)	$144,042